Consolidated Statement Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,576,881	$ 1,543,388	$ 1,456,282
Cost of services provided and goods sold (excluding depreciation)	1,115,431	1,087,610	1,034,673
Selling, general and administrative expenses	243,572	237,821	222,589
Depreciation	34,279	32,369	29,881
Amortization	359	1,130	720
Other operating expenses (Note 21)	4,491
Total costs and expenses	1,398,132	1,358,930	1,287,863
Income from operations	178,749	184,458	168,419
Interest expense	(3,715)	(3,645)	(8,186)
Other income/(expense) - net (Note 10)	2,020	(687)	2,521
Income before income taxes	177,054	180,126	162,754
Income taxes (Note 11)	(68,311)	(69,852)	(63,437)
Net income	$ 108,743	$ 110,274	$ 99,317
Earnings Per Share (Note 15)
Net income	$ 6.64	$ 6.54	$ 5.79
Average number of shares outstanding	16,383	16,870	17,165
Diluted Earnings Per Share (Note 15)
Net income	$ 6.48	$ 6.33	$ 5.57
Average number of shares outstanding	16,789	17,422	17,840